Earn-out Consideration	12 Months Ended
Dec. 31, 2017
Earn-out Consideration [Abstract]
EARN-OUT CONSIDERATION
NOTE 6:	EARN-OUT CONSIDERATION

In conjunction with the 2012 acquisition of eleven, the Company entered into an earn-out agreement with the former shareholders that would pay additional consideration based on the revenue performance for the years ending 2012-2015. Subsequently in 2014 the Company had a legal dispute regarding the amount and timing of the earn-out payments and had entered into arbitral proceedings with the former shareholders of eleven. On March 9, 2017, the Company received the arbitral judgement. Pursuant to the judgement, the earn-out consideration balance was increased to reflect additional legal expenses and interest expenses covering the period up to December 31, 2016 in a total amount of $774. These additional expenses are reflected in the consolidated statements of operations under adjustment to earn-out consideration. During 2017, the Company continued to accrue interest on the unpaid earn-out consideration balance. Such interest is reflected in the consolidated statements of operations under financial expenses, net. The earn-out consideration balance presented on the Company’s balance sheet as of December 31, 2017 reflects the complete liability relating to the earn-out, including accrued interest. For additional information, please refer to Note 7c(i).